REGULATORY AND CAPITAL MATTERS (Details) (The Bank, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Total risk-based capital to risk-weighted assets
Actual, Amount	$ 29,867	$ 23,623
Actual, Ratio (as a percent)	29.69%	22.79%
For Capital Adequacy Purposes, Amount	8,047	8,291
For Capital Adequacy Purposes, Ratio (as a percent)	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Capital Ratios, Amount	10,059	10,363
To Be Well Capitalized Under Prompt Corrective Action Capital Ratios, Ratio (as a percent)	10.00%	10.00%
Tier I (core) capital to risk-weighted assets
Actual, Amount	28,608	22,321
Actual, Ratio (as a percent)	28.44%	21.54%
For Capital Adequacy Purposes, Amount	4,024	4,145
For Capital Adequacy Purposes, Ratio (as a percent)	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Capital Ratios, Amount	6,035	6,218
To Be Well Capitalized Under Prompt Corrective Action Capital Ratios, Ratio (as a percent)	6.00%	6.00%
Tier I (core) capital to adjusted total assets
Actual, Amount	28,608	22,321
Actual, Ratio (as a percent)	12.90%	10.09%
For Capital Adequacy Purposes, Amount	8,830	8,847
For Capital Adequacy Purposes, Ratio (as a percent)	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Capital Ratios, Amount	11,038	11,059
To Be Well Capitalized Under Prompt Corrective Action Capital Ratios, Ratio (as a percent)	5.00%	5.00%
OCC Agreement
Total risk-based capital to risk-weighted assets
For Capital Adequacy Purposes, Amount	12,071	12,436
For Capital Adequacy Purposes, Ratio (as a percent)	12.00%	12.00%
Tier I (core) capital to adjusted total assets
For Capital Adequacy Purposes, Amount	$ 17,660	$ 17,695
For Capital Adequacy Purposes, Ratio (as a percent)	8.00%	8.00%